NOTE RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
NOTE RECEIVABLES
Schedule of Note receivables
	September 30, 2021	December 31, 2020
Note receivables	$3,713,228	$3,097,981
	$3,713,228	$3,097,981

	December 31, 2020	December 31, 2019
Note receivables	3,097,981	-

Schedule of accrued interest and principal amount
	September 30, 2021	December 31, 2020
Principal	$3,589,156	$3,064,336
Accrued interest	124,072	33,645
	$3,713,228	$3,097,981